Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2023, 2022 and 2021:

	Years ended December 31,			Net balance receivable (payable) as at December 31,
	2023	2022	2021	2023	2022

Key management compensation:
Executive salaries and remuneration (1)	$803	$647	$567	$-	$(106)
Severance	73	191	-	-	-
Directors fees	86	70	26	(1)	(57)
Share-based payments	391	154	929	-	-
	$1,353	$1,062	$1,522	$(1)	$(163)

Net office, sundry, rent and salary allocations recovered from (incurred to) company sharing a common director (2)	$1	$1	$8	$1	$1

(1) Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2) The company is Aztec Minerals Corp., which shared one common officer until Feb 2023.

The above transactions are incurred in the normal course of business.

Note 9(d) provides further details regarding a demand loan with a former director and bridge loan from Sun Valley.